Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 10,008	$ 5,859		$ 6,509
Cost of sales	9,032	5,060		4,560
Gross profit	976	799		1,949
Sales and marketing	833	1,198		1,314
General and administrative	4,262	4,113		1,480
Equity losses	1,249
Impairment loss of intangible asset				87
Other income	(279)
Operating loss	(5,089)	(4,512)		(932)
Financial (income) expenses, net	(523)	(2,305)		629
Loss before taxes	(4,566)	(2,207)		(1,561)
Tax (benefit) expense	32	(6)		(21)
Net loss	$ (4,598)	$ (2,201)		$ (1,540)
Basic net profit (loss) attributable to shareholders per ordinary share (in Dollars per share)	$ (3.88)	$ (3.32)	[1]	$ (3.73)	[1]
Weighted-average ordinary shares used in computing net profit (loss) per share, basic (in Shares)	1,184,484	663,411	[1]	413,192	[1]

[1]	Share and per share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share split effected in November 2023. See Note 13.